S000036776 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	164 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
J.P. Morgan EMBI Global Diversified Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		14.30%	1.78%	4.40%
J.P. Morgan CEMBI Broad Diversified Core Index (Spliced) (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	8.86%	1.97%	4.78%
iShares J.P. Morgan EM Corporate Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent		8.43%	1.75%	4.39%
Performance Inception Date					Apr. 17, 2012
iShares J.P. Morgan EM Corporate Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.16%	(0.13%)	2.50%
iShares J.P. Morgan EM Corporate Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.95%	0.49%	2.54%

[1]	The J.P. Morgan CEMBI Broad Diversified Core Index (Spliced) reflects the performance of the Morningstar Emerging Markets Corporate Bond Index through May 31, 2017 and the J.P. Morgan CEMBI Broad Diversified Core Index thereafter, which reflect the times when each index was the Underlying Index of the Fund.